Contingent Liabilities (Narrative) (Details) $ in Thousands, ₪ in Millions	Apr. 30, 2021 ILS (₪)	Apr. 30, 2021 USD ($)	Feb. 28, 2021 ILS (₪)	Feb. 28, 2021 USD ($)
Disclosure of contingent liabilities [abstract]
Maximum potential penalty			₪ 5.0
Provision recorded for settlement	₪ 0.7	$ 200
Settlement fund			₪ 2.5	$ 700